Summary of significant accounting policies - Goodwill and indefinite-lived intangible assets (Details) - EWC Ventures and its Subsidiaries [Member] $ in Thousands	12 Months Ended
Dec. 26, 2020 USD ($) segment
Number of reportable segments | segment	1
Number of operating segments | segment	1
Impairment charge on goodwill | $	$ 0
Impairment charge on tradenames | $	$ 0